Disclosures About Fair Value Of Financial Instruments (Summary Of The Company's Financial Instruments Whose Carrying Amount Did Not Equal Fair Value) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 377.0	$ 376.5
Fair Value	298.2	283.4
Junior Subordinated Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	311.5	311.5
Fair Value	250.8	238.6
Other Indebtedness [Member] | Floating Rate Loan Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	64.7	64.2
Fair Value	46.8	44.3
Other Indebtedness [Member] | Notes Payable, Other Payables [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	0.8	0.8
Fair Value	$ 0.6	$ 0.5